Investment Strategy	Jan. 28, 2026
TETON WESTWOOD MIGHTY MITES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company. The Gabelli Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Gabelli Sub-Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Mighty Mites Fund may also invest in foreign debt securities.

Keeley Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Small Cap Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the Small Cap Fund’s initial investment. The Small Cap Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® and Russell 2000 Value Indexes. The Small Cap Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The Small Cap Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Small Cap Fund may also invest in foreign debt securities.

TETON Convertible Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Convertible Securities Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Convertible Securities Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Convertible Securities Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks, and non-convertible fixed income securities.

The Convertible Securities Fund may also invest in non-convertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by Gabelli Funds, LLC, the Convertible Securities Fund’s sub-adviser (the “Gabelli Sub-Adviser”), to be of comparable quality), within the above 20% limitation. The Convertible Securities Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Convertible Securities Fund may invest in illiquid or thinly traded securities, subject to any limitations described in the prospectus and/or Statement of Additional Information. The Convertible Securities Fund may also invest in securities that are eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

The Convertible Securities Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles), non-U.S. dollar denominated securities, and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

By investing in convertible securities, the Convertible Securities Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

In buying and selling securities for the Convertible Securities Fund, the Gabelli Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase have materially changed.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers utilize this strategy to seek to capture approximately 60% to 80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

The Convertible Securities Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants, and other derivative instruments. In response to adverse market, economic, political or other conditions, the Convertible Securities Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Convertible Securities Fund may not achieve its investment objective when it does so.

While the Convertible Securities Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

TETON WESTWOOD EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corp., the Equity Fund’s sub-adviser (the “Westwood Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Westwood Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Westwood Sub-Adviser closely monitors the issuers and will sell a stock if the Westwood Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those companies located in emerging markets. The Equity Fund may also invest in foreign debt securities.

TETON WESTWOOD BALANCED FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Balanced Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The majority of the debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest up to 20% of the total fund in below investment grade bonds. A bond’s credit rating is determined by using the middle rating of Moody’s, S&P, and Fitch. If only two agencies rate a security, the lower rating is used. If only one rates a security, that single rating is used. The Balanced Fund may invest in fixed income securities of any maturity.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Balanced Fund may also invest in foreign debt securities.